CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jan. 02, 2022	Jan. 03, 2021
Current assets
Cash and cash equivalents		$ 166,542	$ 206,744
Restricted short-term marketable securities		1,079	1,359
Accounts receivable, net	[1]	39,730	76,702
Inventories		212,820	169,240
Advances to supplier utilized	[1]	51,045	43,680
Prepaid expenses and other current assets	[1]	61,904	49,470
Total current assets		533,120	547,195
Property, plant and equipment, net		386,630	246,908
Operating lease right of use assets		15,397	13,482
Intangible assets, net		420	456
Advances to supplier, net of current portion	[1]	716	49,228
Deferred tax assets		5,183	9,620
Other long-term assets	[1]	115,077	113,454
Total assets		1,056,543	980,343
Current liabilities
Accounts payable	[1]	270,475	159,184
Accrued liabilities	[1]	78,680	77,307
Contract liabilities, current portion	[1]	44,059	20,756
Short-term debt		25,355	48,421
Operating lease liabilities, current portion		2,467	2,464
Total current liabilities		421,036	308,132
Long-term debt		213	962
Contract liabilities, net of current portion	[1]	58,994	33,075
Operating lease liabilities, net of current portion		13,464	12,064
Convertible debt		145,772	135,071
Deferred tax liabilities		1,150	0
Other long-term liabilities	[1]	61,039	51,752
Total liabilities		701,668	541,056
Commitments and contingencies (Note 9)
Equity
Common stock, no par value (44,246,603 and 33,995,116 issued and outstanding as of January 2, 2022 and January 3, 2021, respectively)		0	0
Additional paid-in capital		624,261	451,474
Accumulated deficit		(262,961)	(8,441)
Accumulated other comprehensive loss		(11,844)	(10,391)
Equity attributable to the Company		349,456	432,642
Noncontrolling interests		5,419	6,645
Total equity		354,875	439,287
Total liabilities and equity		$ 1,056,543	$ 980,343

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).